Note 17 - Information Regarding Geographical Area and Major Customers (Detail) - Total product sales by geographic territory: (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Year ended December 31, (in Euro)	€ 27,630	€ 21,734	€ 19,715
Percentage	100.00%	100.00%	100.00%
UK [Member]
Year ended December 31, (in Euro)	13,290	12,155	10,745
Percentage	48.00%	56.00%	55.00%
Korea [Member]
Year ended December 31, (in Euro)	3,455	3,402	4,521
Percentage	12.00%	16.00%	23.00%
Turkey [Member]
Year ended December 31, (in Euro)	2,671	917
Percentage	10.00%	4.00%
US [Member]
Year ended December 31, (in Euro)	2,226	2,622	2,417
Percentage	8.00%	12.00%	12.00%
Spain [Member]
Year ended December 31, (in Euro)	2,054	1,137	949
Percentage	7.00%	5.00%	5.00%
Australia [Member]
Year ended December 31, (in Euro)	1,344	840
Percentage	5.00%	4.00%
Italy [Member]
Year ended December 31, (in Euro)	769	599	1,083
Percentage	3.00%	3.00%	5.00%
Israel [Member]
Year ended December 31, (in Euro)	152	62
Percentage	1.00%	0.00%
Other Location [Member]
Year ended December 31, (in Euro)	€ 1,669
Percentage	6.00%